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November 1, 1996

VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:  Turner Funds (File Nos. 333-00641 and 811-07527)
     Filing pursuant to Rule 497(j)
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Ladies and Gentlemen:

On behalf of our client, Turner Funds (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the supplement dated October 30, 1996 to the Prospectus and Statement of Additional Information dated April 30, 1996, does not differ from that contained in the Trust's Post-Effective Amendment No. 2 which was filed via EDGAR on October 30, 1996.

Please contact me at (202) 467-7087 if you have any questions or comments concerning this filing.

Sincerely,

/s/ John H. Grady, Jr.
John H. Grady, Jr.

cc: Mr. Stephen Kneeley
    Mr. Brian Kelly